Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Net income	$ 7,118	$ 6,853
Net change in net unrealized gains and losses on securities available-for-sale:
Unrealized (losses)/gains arising during the period	(7,729)	813
Less: reclassification adjustment for gains included in net income	(630)	(1,114)
Net securities loss during the period	(8,359)	(301)
Tax effect	2,866	109
Net of tax amount	(5,493)	(192)
Net change in unrecognized gain on postretirement benefit:
Net gain on post retirement benefit	8	1
Amortization of net actuarial gain	(5)	(6)
Net gain/(loss) during the period	3	(5)
Tax effect	0	0
Net of tax amount	3	(5)
Other comprehensive loss, net of tax	(5,490)	(197)
Comprehensive income, net of tax	$ 1,628	$ 6,656